UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00126

                 ALLIANCEBERNSTEIN GROWTH and INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
January 31, 2005  (unaudited)
ALLIANCEBERNSTEIN GROWTH & INCOME FUND

Company                                                             Shares             Value
COMMON STOCKS-97.0%
Finance-26.9%
Banking - Money Center-4.7%
J.P. Morgan Chase & Co.                                          7,234,600    $  270,067,618
Wachovia Corp.                                                   1,168,100        64,070,285
                                                                              ---------------
                                                                                 334,137,903
                                                                              ---------------
Banking - Regional-3.9%
Bank of America Corp.                                            4,613,600       213,932,632
North Fork Bancorporation, Inc.                                  2,289,800        65,717,260
                                                                              ---------------
                                                                                 279,649,892
                                                                              ---------------
Brokerage & Money Management-2.9%
Merrill Lynch & Co., Inc.                                        2,432,000       146,090,240
Morgan Stanley                                                   1,033,500        57,834,660
                                                                              ---------------
                                                                                 203,924,900
                                                                              ---------------
Insurance-8.6%
ACE, Ltd. (Bermuda)*                                             4,212,600       182,826,840
AFLAC, Inc.*                                                       608,200        24,029,982
American International Group, Inc.*                              4,250,000       281,732,500
Axis Capital Holdings, Ltd. (Bermuda)                            2,681,600        73,368,576
MetLife, Inc.                                                    1,371,900        54,533,025
                                                                              ---------------
                                                                                 616,490,923
                                                                              ---------------
Mortgage Banking-0.8%
Fannie Mae*                                                        877,800        56,688,324
                                                                              ---------------
Miscellaneous-6.0%
American Express Co.                                               191,300        10,205,855
Citigroup, Inc.                                                  7,150,000       350,707,500
MBNA Corp.                                                       2,422,500        64,390,050
                                                                              ---------------
                                                                                 425,303,405
                                                                              ---------------
                                                                               1,916,195,347
                                                                              ---------------
Consumer Services-14.5%
Broadcasting & Cable-8.7%
Clear Channel Communications, Inc.                               1,619,500        52,520,385
Comcast Corp. Cl.A(a)*                                           3,311,600       106,600,404
News Corp. Cl.A                                                  1,661,400        28,243,800
Time Warner, Inc.(a)                                             7,331,300       131,963,400
Viacom, Inc. Cl.B                                                6,748,000       251,970,320
Westwood One, Inc.(a)*                                           2,100,000        50,715,000
                                                                                 622,013,309
                                                                              ---------------
Entertainment & Leisure-1.5%
Harley-Davidson, Inc.*                                           1,000,000        60,110,000

Royal Caribbean Cruises, Ltd.*                                     850,000        45,050,000
                                                                              ---------------
                                                                                 105,160,000
                                                                              ---------------
Restaurants & Lodging-0.7%
Wendy's International, Inc.*                                     1,227,900        48,158,238
                                                                              ---------------
Retail - General Merchandise-3.6%
Bed Bath & Beyond, Inc.(a)                                         363,750        14,655,487
Home Depot, Inc.                                                 4,695,000       193,715,700
Lowe's Cos., Inc.*                                                 889,100        50,669,809
                                                                              ---------------
                                                                                 259,040,996
                                                                              ---------------
                                                                               1,034,372,543
                                                                              ---------------
Energy-11.9%
Domestic Integrated-0.9%
Occidental Petroleum Corp.                                       1,066,500        62,262,270
                                                                              ---------------
Domestic Producers-0.8%
Noble Energy, Inc.*                                              1,002,300        59,306,091
                                                                              ---------------
International-3.2%
BP Plc (ADR) (United Kingdom)                                    1,900,000       113,278,000
Exxon Mobil Corp.                                                2,221,100       114,608,760
                                                                              ---------------
                                                                                 227,886,760
                                                                              ---------------
Oil Services-3.5%
Baker Hughes, Inc.*                                              1,560,500        67,569,650
EnCana Corp (Canada)*                                              340,300        20,108,327
FMC Technologies, Inc.(a)                                          850,700        26,056,941
Nabors Industries, Ltd. (Barbados)(a)                            1,231,000        62,042,400
Schlumberger, Ltd. (Netherlands)*                                1,056,500        71,884,260
                                                                              ---------------
                                                                                 247,661,578
                                                                              ---------------
Miscellaneous-3.5%
ConocoPhillips*                                                  2,704,100       250,913,439
                                                                              ---------------
                                                                                 848,030,138
                                                                              ---------------
Health Care-9.1%
Biotechnology-0.5%
Applera Corp. - Applied Biosystems Group*                        1,705,000        34,185,250
                                                                              ---------------
Drugs-1.6%
Forest Laboratories, Inc.(a)*                                      942,400        39,137,872
Pfizer, Inc.                                                     2,253,300        54,439,728
Wyeth                                                              605,700        24,003,891
                                                                              ---------------
                                                                                 117,581,491
                                                                              ---------------
Medical Products-3.1%
Beckman Coulter, Inc.*                                             485,400        32,521,800
Boston Scientific Corp.(a)                                       5,659,700       187,109,682
                                                                              ---------------
                                                                                 219,631,482
                                                                              ---------------

Medical Services-3.9%
Caremark Rx, Inc.(a)                                               850,000        33,235,000
Health Management Associates, Inc. Cl.A*                         2,892,500        63,866,400
UnitedHealth Group, Inc.                                           666,800        59,278,520
WellPoint, Inc.(a)                                               1,000,000       121,500,000
                                                                              ---------------
                                                                                 277,879,920
                                                                              ---------------
                                                                                 649,278,143
                                                                              ---------------
Capital Goods-7.3%
Electrical Equipment-1.4%
Emerson Electric Co.                                               602,300        40,498,652
Johnson Controls, Inc.*                                            985,300        58,290,348
                                                                              ---------------
                                                                                  98,789,000
                                                                              ---------------
Machinery-0.9%
Deere & Co.                                                        187,100        12,990,353
Ingersoll-Rand Co. Cl.A (Bermuda)*                                 743,800        55,323,844
                                                                              ---------------
                                                                                  68,314,197
                                                                              ---------------
Miscellaneous-5.0%
General Electric Co.                                             7,942,400       286,958,912
United Technologies Corp.*                                         667,100        67,163,628
                                                                              ---------------
                                                                                 354,122,540
                                                                              ---------------
                                                                                 521,225,737
                                                                              ---------------
Technology-7.2%
Computer Hardware/Storage-0.6%
International Business Machines Corp.                              416,100        38,872,062
                                                                              ---------------
Computer Services-1.4%
Fiserv, Inc.(a)*                                                 2,688,300       102,827,475
                                                                              ---------------
Semi-Conductor Components-0.5%
Maxim Integrated Products, Inc.                                    821,480        32,045,935
                                                                              ---------------
Software-4.7%
Microsoft Corp.                                                 10,772,200       283,093,416
Symantec Corp.(a)*                                               2,244,600        52,411,410
                                                                              ---------------
                                                                                 335,504,826
                                                                              ---------------
                                                                                 509,250,298
                                                                              ---------------
Consumer Staples-7.0%
Cosmetics-2.1%
Avon Products, Inc.                                              3,586,900       151,438,918
                                                                              ---------------
Food-0.6%
Dean Foods Co.(a)*                                               1,069,900        37,692,577
                                                                              ---------------
Tobacco-3.3%
Altria Group, Inc.                                               3,207,300       204,721,959
Loews Corp. - Carolina Group                                       986,600        30,969,374
                                                                              ---------------
                                                                                 235,691,333
                                                                              ---------------

Miscellaneous-1.0%
Fortune Brands, Inc.                                               837,600        70,341,648
                                                                              ---------------
                                                                                 495,164,476
                                                                              ---------------
Utilities-5.3%
Electric & Gas Utility-2.7%
Entergy Corp.                                                      902,400        62,734,848
Exelon Corp.                                                     1,200,000        53,100,000
PPL Corp.*                                                       1,048,700        56,629,800
Sempra Energy*                                                     600,000        22,332,000
                                                                              ---------------
                                                                                 194,796,648
                                                                              ---------------
Telephone Utility-2.6%
BellSouth Corp.*                                                 2,338,700        61,367,488
Sprint Corp. (FON Group)*                                        2,750,000        65,532,500
Verizon Communications, Inc.                                     1,601,800        57,008,062
                                                                              ---------------
                                                                                 183,908,050
                                                                              ---------------
                                                                                 378,704,698
                                                                              ---------------
Basic Industry-2.8%
Chemicals-2.1%
Air Products & Chemicals, Inc.                                   1,151,000        67,805,410
E.I. du Pont de Nemours & Co.                                    1,676,700        79,743,852
                                                                              ---------------
                                                                                 147,549,262
                                                                              ---------------
Mining & Metals-0.7%
Alcoa, Inc.                                                      1,724,000        50,875,240
                                                                              ---------------
                                                                                 198,424,502
                                                                              ---------------
Transportation-2.1%
Railroad-2.1%
Burlington Northern Santa Fe Corp.                               1,132,400        54,559,032
Union Pacific Corp.*                                             1,566,100        93,339,560
                                                                              ---------------
                                                                                 147,898,592
                                                                              ---------------
Multi-Industry Companies-1.0%
3M Co.                                                             831,000        70,103,160
                                                                              ---------------
Aerospace & Defense-1.0%
Aerospace-1.0%
General Dynamics Corp.*                                            243,700        25,162,025
Northrop Grumman Corp.                                             857,400        44,481,912
                                                                              ---------------
                                                                                  69,643,937
                                                                              ---------------
Consumer Manufacturing-0.9%
Building & Related-0.9%
American Standard Cos., Inc.(a)                                  1,547,900        61,977,916
                                                                              ---------------
Total Common Stocks
(cost $5,630,838,108)                                                          6,900,269,487
                                                                              ---------------


                                                                 Shares or
                                                                 Principal
                                                                    Amount
                                                                     (000)
SHORT-TERM INVESTMENT-2.5%
Time Deposit-2.5%
State Street Euro Dollar
1.60%, 2/01/05
(cost $182,488,000)                                           $    182,488    $  182,488,000
                                                                              ---------------
Total Investmens Before Security Lending Collateral - 99.5%
(cost $5,813,326,108)                                                          7,082,757,487
                                                                              ---------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-6.6%
Short-Term Investment
UBS Private Money Market Fund, LLC, 2.29%
(cost $469,318,400)                                            469,318,400       469,318,400
                                                                              ---------------
Total Investments-106.1%
(cost $6,282,644,508)                                                          7,552,075,887
Other assets less liabilities-(6.1%)                                            (436,419,948)
                                                                              ---------------
Net Assets-100%                                                               $7,115,655,939
                                                                              ---------------

*     Represents entire or partial securities out on loan.
(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

      Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: March 31, 2005